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                                 FIRSTHAND FUNDS
                       125 SOUTH MARKET STREET, SUITE 1200
                               SAN JOSE, CA 95113


May 2, 2006


VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      Firsthand Funds (the "Trust")
                  File No. 33-73832 and 811-8268
                  Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 32 to the Trust's registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on April 28, 2006.

Please do not hesitate to contact the undersigned at (617) 824-1312 if you have questions, or if you require anything further in connection with this filing.

                                                        Very truly yours,

                                                        /s/ Patrick Keniston

                                                        Patrick Keniston

cc:      Kelvin Leung
         Steven Cravath